INVESTMENTS - Warrants (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS
Warrants held, Cost	$ 174,500	$ 174,500
Warrants held, Fair Value	$ 147,000	$ 188,500
Warrants Exercise Price Per Share	$ 0.07	$ 0.07
Maritime Resources Corp
INVESTMENTS
Warrants held, Quantity	15,324,571	15,324,571
Warrants held, Cost	$ 174,500	$ 174,500
Warrants held, Fair Value	$ 147,000	$ 188,500